Derivative financial instruments (Details 3) (Interest rates / Currencies)	6 Months Ended
Jun. 30, 2012
Derivative
Maturity dates	Dec. 31, 2019
Bunker Oil Hedge
Derivative
Maturity dates	Dec. 31, 2012
Nickel
Derivative
Maturity dates	Dec. 31, 2012